Long-term Borrowings, Excluding Current Portion - Convertible note (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			5 Months Ended		12 Months Ended
	Aug. 08, 2018 CNY (¥) shares	Aug. 08, 2018 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 04, 2022 CNY (¥)	Mar. 04, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 29, 2021 CNY (¥)	Aug. 08, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 08, 2018 USD ($) $ / shares shares
Debt Instrument [Line Items]
Debt Instrument, Face Amount	¥ 1,195,478															$ 175,000			$ 175,000
Debt Instrument, Interest Rate During Period	4.00%	4.00%
Debt Instrument, Convertible, Conversion Price																			$ 25.82
Long-term borrowings			¥ 1,348,046		¥ 1,348,046		¥ 1,128,004							$ 211,538
Proceeds from Debt, Net of Issuance Costs	¥ 1,195,478	$ 175,000
Payments of Debt Issuance Costs | $		300
Debt Issuance Costs, Net | ¥	1,833
Warrant	8,208																		$ 1,201
Fair value of contingent put option | ¥	0
Fair value of common stock																			26.78
Beneficial conversion feature	44,072	$ 6,451
Principal amount	¥ 1,195,478															$ 175,000			$ 175,000
Convertible note (the "Original Note") and warrant
Debt Instrument [Line Items]
Debt Instrument, Face Amount							1,141,858		¥ 1,220,835			¥ 1,387,563	$ 217,739		¥ 203,213		$ 175,000	$ 175,000	$ 1,000
Debt Instrument, Convertible, Conversion Price																			$ 26
Debt Instrument, Convertible, Conversion Ratio, per US$1,000	38.46	38.46
Internal rate of return	8.00%	8.00%
Long-term borrowings			¥ 1,348,046		¥ 1,348,046									$ 211,538
Net Income (Loss) Before Interest, Tax and Depreciation | $						$ 0		$ 0		$ 0	$ 40,000
Repurchase Price Internal Rate of Return, Maximum											12.00%
Debt Issuance Costs, Net							13,854		35,586								2,123	5,101
Debt Instrument, Convertible, Carrying Amount of Equity Component							1,128,004		1,185,249								172,877	169,899
Debt Instrument, Interest Rate, Effective Percentage			9.45%		9.45%									9.45%	10.00%
Interest Expense, Borrowings			¥ 52,423	$ 8,222	¥ 79,271		117,149		111,032
Principal amount							¥ 1,141,858		¥ 1,220,835			¥ 1,387,563	$ 217,739		¥ 203,213		$ 175,000	$ 175,000	$ 1,000
American Depositary Shares
Debt Instrument [Line Items]
Class of Warrant or Right, Outstanding | shares	500,000																		500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 18